CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total		Common Stock Member		Preferred Stock Member		Additional Paid In Capital Member		Retained Earnings Member	Treasury Stock Member	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2009		$ 2,538,817,000		$ 640,000	[1]	$ 50,160,000		$ 2,809,993,000	[1]	$ (292,752,000)	$ (15,000)	$ (29,209,000)
Net Income		137,401,000								137,401,000
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Issuance of stock		1,150,153,000		0	[1]	1,150,000,000	[2]	153,000	[1]
Issuance of common stock upon conversion of preferred stock		191,667,000		383,000	[1]	(1,150,000,000)	[2]	1,341,284,000	[1],[2]
Adjustments To Additional Paid In Capital Stock Issued Issuance Costs		(48,227,000)						(48,227,000)	[1],[3]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		8,000						8,000	[1]
Change In Par Value								0
Dividends Abstract
Dividends, Preferred Stock, Cash		(310,000)								(310,000)
Deemed dividend on preferred stock		(191,667,000)	[4]							(191,667,000)
Treasury Stock Value Acquired Cost Method		(559,000)			[1]						(559,000)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent		23,248,000										23,248,000
Transfers To Statutory Reserve								0
Ending Balance at Dec. 31, 2010		3,800,531,000		1,023,000	[1]	50,160,000		4,103,211,000	[1]	(347,328,000)	(574,000)	(5,961,000)
Net Income		151,325,000								151,325,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Issuance of stock		7,690,000		3,000	[1]			7,687,000	[1]
Change In Par Value		0
Dividends Abstract
Dividends, Preferred Stock, Cash		(3,723,000)								(3,723,000)
Deemed dividend on preferred stock	[4]	0
Treasury Stock Value Acquired Cost Method		(483,000)			[1]						(483,000)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent		(36,587,000)										(36,587,000)
Transfers To Statutory Reserve		0						13,000,000	[1]	(13,000,000)
Ending Balance at Dec. 31, 2011		3,918,753,000		1,026,000	[1]	50,160,000		4,123,898,000	[1]	(212,726,000)	(1,057,000)	(42,548,000)
Net Income		245,275,000								245,275,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Issuance of stock		9,402,000		6,000	[1]			9,396,000	[1]
Change In Par Value		0
Dividends Abstract
Dividends, Preferred Stock, Cash		(3,723,000)								(3,723,000)
Deemed dividend on preferred stock	[4]	0
Stock Issued During Period, Value, Treasury Stock Reissued		1,063,000									1,063,000
Treasury Stock Value Acquired Cost Method		(450,000)									(450,000)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent		(60,320,000)										(60,320,000)
Transfers To Statutory Reserve		0						17,000,000	[1]	(17,000,000)
Ending Balance at Dec. 31, 2012		$ 4,110,000,000		$ 1,032,000	[1]	$ 50,160,000		$ 4,150,294,000	[1]	$ 11,826,000	$ (444,000)	$ (102,868,000)

[1]	Prior periods balances and activity have been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Issuance and subsequent conversion of depositary shares representing interests in shares of contingent convertible non-cumulative preferred stock, Series D, into common stock.
[3]	Issuance costs related to issuance and conversion of depository shares (Preferred Stock - Series D).
[4]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock.